SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates	Annual rates of depreciation are as follows:
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company's assets (liabilities) measured at fair value on a recurring basis at December 31, 2015 and 2014:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(216)	$-	$(216)

Total	$-	$(216)	$-	$(216)

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(23)	$-	$(23)

Total	$-	$(23)	$-	$(23)

Schedule of total accumulated other comprehensive income, net	The total accumulated other comprehensive income, net was as follows:
	December 31,
	2015	2014

Accumulated foreign currency translation differences	$387	$536

Summary of the changes in accumulated balances of other comprehensive income, net of taxes
The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the year ended December 31, 2015:

	Accumulated foreign currency translation differences	Total
Balance as of December 31, 2014	$536	$536
Current period other comprehensive loss	(149)	(149)
Balance as of December 31, 2015	$387	$387